Benefit Plans (Details) (10-Q) - Pension Plan [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of net periodic benefit cost:
Interest cost	$ 4	$ 4	$ 12	$ 12	$ 15	$ 15	$ 14
Expected return on assets	(5)	(5)	(13)	(14)	(19)	(16)	(15)
Net periodic benefit cost	$ (1)	$ (1)	$ (1)	$ (2)	$ (4)	$ (1)	$ (1)